Class A Shares – RAALX

Class C Shares – RACLX

Class I Shares – RAILX

Class Y Shares – RAYLX

A Series of Two Roads Shared Trust

Supplement dated April 3, 2017
to the Statement of Additional Information (“SAI”) dated February 28, 2017

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Effective April 4, 2017, the Fund will make its complete portfolio publicly available on the Adviser's website at www.conductorfunds.com as of the end of each calendar month, 30 days following the month end. A further description of the Fund's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the Prospectus and SAI, each dated February 28, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-GO-RAILX (1-844-467-2459).